Financial assets, liabilities and financial result (excluding Orange Bank) - Financial assets of telecom activities - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Non-current	€ 3,711	€ 3,882	€ 835
Elimination of intersegment amounts [member]
Disclosure of financial assets [line items]
Non-current	€ (27)